Note G - Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Interest Bearing Deposits [Table Text Block ]
	2018	2017
NOW accounts	$155,166	$158,650
Savings and Money Market	237,868	241,018
Time:
In denominations of $250,000 or less	178,736	181,690
In denominations of more than $250,000	37,113	21,711
Total time deposits	215,849	203,401
Total interest-bearing deposits	$608,883	$603,069

Maturities of Time Deposits [Table Text Block]	<table border="0" cellpadding="0" cellspacing="0" style="; font-size: 10pt; font-family: "Times New Roman", Times, serif; text-indent: 0px; min-; min-width: 700px;"> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt; width: 85%;"> 2019 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;">$</td> <td style="width: 12%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 107,432 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> 2020 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 12%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 60,025 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> 2021 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 12%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 24,396 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> 2022 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 12%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 17,901 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> 2023 </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 12%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> 5,633 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(255, 255, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Thereafter </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; border-bottom: 1px solid rgb(0, 0, 0);"> </td> <td style="width: 12%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 1px solid rgb(0, 0, 0);"> 462 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 1px; margin-left: 0pt;"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204, 238, 255);"> <td style="font-family: "Times New Roman", Times, serif; font-size: 10pt;"> Total </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt;"> </td> <td style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);">$</td> <td style="width: 12%; text-align: right; font-family: "Times New Roman", Times, serif; font-size: 10pt; margin-left: 0pt; border-bottom: 3px double rgb(0, 0, 0);"> 215,849 </td> <td nowrap="nowrap" style="width: 1%; font-family: "Times New Roman", Times, serif; font-size: 10pt; padding-bottom: 3px; margin-left: 0pt;"> </td> </tr> </table>